Estimated Future Amortization Expense for Other Intangible Assets (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Finite-Lived Intangible Assets [Line Items]
2016	$ 1,696
2017	1,491
2018	1,311
2019	1,082
2020	$ 805